Exceptional items (Details) - GBP (£) £ in Thousands	3 Months Ended	6 Months Ended
	Dec. 31, 2018	Dec. 31, 2018
Exceptional items
Compensation paid for loss of office	£ (19,599)	£ (19,599)
Total exceptional items	£ (19,599)	£ (19,599)